Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders	$ 915	$ 917
Incremental shares attributable to dilutive effect of conversion of preferred convertible stock (in shares)	26,221,126	26,294,663
Incremental shares attributable to dilutive effect of conversion of warrants (in shares)	14,300	637,589
Changes in value of warrants' liability	$ (2)	$ (10)
Basic Earnings per Share [Abstract]
Net income	38,501	21,616
Dividends on preferred stock	(915)	(917)
Net income attributable to common stockholders	$ 37,586	$ 20,699
Weighted average number of common shares, basic (in shares)	12,432,158	12,297,945
Earnings per common share, basic (in dollars per share)	$ 3.02	$ 1.68
Diluted Earnings per Share [Abstract]
Net income	$ 38,501	$ 21,616
Dividends on preferred stock	(915)	(917)
Changes in value of warrants' liability	(2)	(10)
Net income attributable to common stockholders	$ 38,473	$ 21,606
Weighted average number of common shares, basic (in shares)	12,432,158	12,297,945
Effect of dilutive shares (in shares)	26,235,426	26,917,952
Weighted average number of common shares, diluted (in shares)	38,667,584	39,215,897
Earnings per common share, diluted (in dollars per share)	$ 1	$ 0.55
Series B Preferred Shares [Member]
Earnings per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders	$ 26	$ 26
Basic Earnings per Share [Abstract]
Dividends on preferred stock	(26)
Diluted Earnings per Share [Abstract]
Dividends on preferred stock	$ (26)